SHAREHOLDERS' EQUITY - Share and Equity Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Issuance for Shares Payable - Plus Business Acquisition	$ 4,446,000
Number of shares issued to convertible note holders for interest payments		347,108
Value of Shares issued to convertible note holders for interest payments	1,291,629	$ 868,763
Options exercised		227,116
Proceeds from exercise of stock options		$ 303,694
Number of shares issue on conversion of Restricted Stock Units		2,162,265
Number of shares issued on conversion of exchangeable shares		5,936,636
Contributions from controlling and non-controlling interests		$ 5,505,000
Number of warrants cancelled		2,274,133
Number of warrants issued on exchange		9,999,937
Number of replacement warrants issued		4,548,347
Number of warrants issued		5,451,590
Warrant exercise price (in dollar per share)		$ 5.00
Adjustment of preferred shares to redemption value	$ (5,793,367)
Private placement financing
SHAREHOLDERS' EQUITY
Number of shares issued on exchange		27,257
Series B Preferred Stock
SHAREHOLDERS' EQUITY
Face value of shares exchanged		$ 27,257,950
Fair value of non-controlling interest		36,549,987
Value of the replacement warrants		5,658,502
Issuance of Preferred Shares and Warrants		7,790,939
Adjustment of preferred shares to redemption value		13,449,142
Series C Preferred Stock
SHAREHOLDERS' EQUITY
Fair value of non-controlling interest		3,733,792
Issuance of Preferred Shares and Warrants		966,208
Adjustment of preferred shares to redemption value		$ 966,208
GH Group | Private placement financing
SHAREHOLDERS' EQUITY
Number of shares issued		4,700
GH Group | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Face value of shares exchanged		$ 22,741,956
Number of shares redeemed		$ 772,718
GH Group | Series B Preferred Stock
SHAREHOLDERS' EQUITY
Number of shares issued		49,969
Value of shares issued		$ 49,999,906
Number of shares issued on exchange		22,712
GH Group | Series C Preferred Stock
SHAREHOLDERS' EQUITY
Issuance for Shares Payable - Plus Business Acquisition (in shares)	1,300,006
Issuance for Shares Payable - Plus Business Acquisition	$ 4,446,000
Number of shares issued to convertible note holders for interest payments	271,063
Value of Shares issued to convertible note holders for interest payments	$ 1,291,629
Value of shares issued		$ 4,700,000
Number of warrants issued	60,000	940,000
Warrant exercise price (in dollar per share)	$ 5.00	$ 5.00
Fair value of non-controlling interest	$ 215,826
Issuance of Preferred Shares and Warrants	84,174
Adjustment of preferred shares to redemption value	$ 84,174
GH Group | Series C Preferred Stock | Private placement financing
SHAREHOLDERS' EQUITY
Number of shares issued	300
Value of shares issued	$ 300,000
GH Group | Series D Preferred Stock
SHAREHOLDERS' EQUITY
Number of shares issued	15,000
Value of shares issued	$ 15,000,000
Number of warrants issued	3,000,000
Warrant exercise price (in dollar per share)	$ 6.00
Fair value of non-controlling interest	$ 9,290,807
Issuance of Preferred Shares and Warrants	5,709,193
Adjustment of preferred shares to redemption value	$ 5,709,193
Plus Products Holdings Inc | GH Group
SHAREHOLDERS' EQUITY
Issuance for business acquisition (in shares)		2,311,213
Fair Value of equity issued		$ 9,707,414
The Pottery Inc, Acquisition
SHAREHOLDERS' EQUITY
Issuance for business acquisition (in shares)		500,000
Fair Value of equity issued		$ 1,100,000
Grover Beach, Lemoore and Morro Bay
SHAREHOLDERS' EQUITY
Issuance for business acquisition (in shares)		5,606,112
Fair Value of equity issued		$ 14,459,382